Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other liabilities (Tables) [Abstract]
Balance of Other Liabilities

The breakdown of the balance of “Other Liabilities” is as follows:

Thousand of reais	2019	2018	2017

Accrued expenses and deferred income (1)	5,038,011	3,193,291	3,036,374
Transactions in transit (3)	785,418	925,336	980,501
Provision for payment of variable remuneration	317,539	260,739	270,626
Liabilities for insurance contracts	1,901,801	1,797,167	1,587,603
Other (2)	2,878,175	2,918,615	2,138,817
Total	10,920,944	9,095,148	8,013,921

(1) Corresponds, mainly, to payments to be made - personnel expenses.

(2) Includes credits for funds to be released, such as Administratives expenses, amounts due to associates and suppliers.

(3) Includes mainly the amounts to transfer to the credit card companies (resources in transit) and amount to release referred to the real estate credits.